13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment                        [ ]; Amendment Number:
This Amendment:                                [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      WestEnd Advisors, LLC
Address:  4064 Colony Road
          Suite 130
          Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Robert L. Pharr
Title:    Managing Partner
Phone:    704-556-9300

Signature                        City     State            and Date of Signing:
Robert L. Pharr                   Charlotte NC                  04/29/2008
----------------------        -----------------------        ---------------
Signature                         City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $448,407,673.39

List of Other Included Managers:          NONE


                                                                                                                 13F Holdings Report
                                                                                                               As of Date:  03/31/08

      ISSUER                       TITLE OF     CUSIP           MKT       SHARES/   INVESTMENT DISCRETION  OTHER   VOTING AUTHORITY
       NAME                         CLASS       NUMBER          VAL      PRINC AMT    SOLE(A)   SHARED     MNGRS  SOLE  SHARED  NONE

AT&T Inc.                       COMMON STOCK   00206R102   21,845,209.30   570371     570371      - ALL          570371   0      0
American Tower Corp.            COMMON STOCK   029912201   21,855,026.64   557384     557384      - ALL          557384   0      0
Autodesk, Inc.                  COMMON STOCK   052769106   16,032,165.88   509281     509281      - ALL          509281   0      0
Best Buy, Inc.                  COMMON STOCK   086516101   20,033,936.67   483211     483211      - ALL          483211   0      0
Cisco Systems, Inc.             COMMON STOCK   17275R102   19,434,920.67   806763     806763      - ALL          806763   0      0
Consumer Discretionary SPDR     COMMON STOCK   81369y407    2,332,644.86    75932      75932      - ALL           75932   0      0
Disney, Walt Co.                COMMON STOCK   254687106   21,683,138.89   690986     690986      - ALL          690986   0      0
General Electric Co.            COMMON STOCK   369604103   22,140,995.34   598244     598244      - ALL          598244   0      0
Honeywell Int'l. Inc.           COMMON STOCK   438516106   21,836,253.14   387030     387030      - ALL          387030   0      0
Industrial Select
  Sector SPDR                   COMMON STOCK   81369y704    1,592,342.81    42576      42576      - ALL           42576   0      0
Intel Corp.                     COMMON STOCK   458140100   20,637,445.00   974384     974384      - ALL          974384   0      0
Ishares Dow Jones
  US Technology Sector          COMMON STOCK   464287721    2,561,856.94    48797      48797      - ALL           48797   0      0
Ishares Dow Jones
  US Telecom Sector             COMMON STOCK   464287713      621,746.09    26604      26604      - ALL           26604   0      0
Ishares Tr. Lehman
  US Agg. Bond Fund             COMMON STOCK   464287226    2,371,936.03    23100      23100      - ALL           23100   0      0
Lowes Cos. Inc.                 COMMON STOCK   548661107   20,194,978.22   880339     880339      - ALL          880339   0      0
Marriot Int'l Inc.              COMMON STOCK   571903202   20,674,037.68   601689     601689      - ALL          601689   0      0
Nordstrom, Inc.                 COMMON STOCK   655664100   19,167,540.24   587961     587961      - ALL          587961   0      0
Oracle Corp.                    COMMON STOCK   68389X105   20,563,486.68  1051303    1051303      - ALL         1051303   0      0
Qualcomm Inc.                   COMMON STOCK   747525103   22,825,917.08   556730     556730      - ALL          556730   0      0
Research In Motion Ltd.         COMMON STOCK   760975102   25,942,527.56   231155     231155      - ALL          231155   0      0
S&P Mid Cap 400
  Dep Rcpts Spdrs               COMMON STOCK   595635103    2,530,217.90    17924      17924      - ALL           17924   0      0
Southwest Airlines              COMMON STOCK   844741108   20,857,066.04  1682021    1682021      - ALL         1682021   0      0
Target Corp.                    COMMON STOCK   87612E106   20,063,560.00   395887     395887      - ALL          395887   0      0
Texas Intruments Inc.           COMMON STOCK   882508104   19,495,828.42   689630     689630      - ALL          689630   0      0
United Technologies             COMMON STOCK   913017109   20,739,913.27   301365     301365      - ALL          301365   0      0
Walgreen Co.                    COMMON STOCK   931422109   22,026,114.08   578265     578265      - ALL          578265   0      0
iPath Dow Jones-AIG
  Commodity Index               COMMON STOCK   06738c778    3,136,066.40    51076      51076      - ALL           51076   0      0
iShares MSCI EAFE Index         COMMON STOCK   464287465    9,460,253.36   131575     131575      - ALL          131575   0      0
iShares MSCI Emerg Mkts Index   COMMON STOCK   464287234    2,848,603.90    21198      21198      - ALL           21198   0      0
iShares Russell 2000 Index      COMMON STOCK   464287655    2,432,612.04    35622      35622      - ALL           35622   0      0
streetTRACKS Total Market ETF   COMMON STOCK   78464A805      469,332.23     4924       4924      - ALL            4924   0      0